COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

16. COMMITMENTS AND CONTINGENCIES

Distribution and Licensing Agreements

On November 1, 2021, the Company entered into a Distribution Agreement with South Pacific Traders Oy for the exclusive right to distribute the company’s products in the European Community and the United Kingdom. The term of the agreement is for a period of five years.

On November 1, 2021, the Company entered into an IP Purchase and License Agreement with Maguire & Associates LLC to provide for the marketing of products and services into the European Community based on the inventions of the IP/License Rights to develop and commercialize for the sole benefit BrewBilt Brewing. The agreement is for a period of five years. Pursuant to the agreement, the Company has issued 18,622 Series A shares valued at $5,000,000.

Director Agreements

On January 1, 2022, the Company entered into a new Directors Agreement with Jef Lewis for a term of one year. In exchange for serving in this capacity, the Company will issue 186 shares of Convertible Preferred Series A stock at a price of $268.50 per share. The shares are restricted and cannot be sold or otherwise transferred by the undersigned except as provided by law, and in no event, prior to the maturity date of six (6) months.

On January 1, 2022, the Company entered into a new Directors Agreement with Sam Berry for a term of one year. In exchange for serving in this capacity, the Company will issue 186 shares of Convertible Preferred Series A stock at a price of $268.50 per share. The shares are restricted and cannot be sold or otherwise transferred by the undersigned except as provided by law, and in no event, prior to the maturity date of six (6) months.

On January 1, 2022, the Company entered into a new Directors Agreement with Bennett Buchanan for a term of one year. In exchange for serving in this capacity, the Company will issue 186 shares of Convertible Preferred Series A stock at a price of $268.50 per share. The shares are restricted and cannot be sold or otherwise transferred by the undersigned except as provided by law, and in no event, prior to the maturity date of six (6) months.

On January 1, 2022, the Company entered into a new Directors Agreement with Richard Hylen for a term of one year. In exchange for serving in this capacity, the Company will issue 186 shares of Convertible Preferred Series A stock at a price of $268.50 per share. The shares are restricted and cannot be sold or otherwise transferred by the undersigned except as provided by law, and in no event, prior to the maturity date of six (6) months.

Lease

On August 1, 2021, the company entered into a commercial lease for approximately 6,547 square feet of space, located in the Wolf Creek Industrial Building at 110 Spring Hill Dr, Grass Valley, CA 95945. The lease has a term of five years, from August 1, 2021 through July 31, 2026, with a monthly rent of $4,000.

Legal Matters

As of the date of this filing, the Company knows of no material, existing or pending legal proceedings against our company, nor are we involved as a plaintiff in any material proceeding or pending litigation. There are no proceedings in which our director, officer, or any affiliates, or any registered or beneficial shareholder, is an adverse party or has a material interest adverse to our interest.

15. COMMITMENTS AND CONTINGENCIES

Distribution and Licensing Agreements

On November 1, 2021, the Company entered into a Distribution Agreement with South Pacific Traders Oy for the exclusive right to distribute the company’s products in the European Community and the United Kingdom. The term of the agreement is for a period of five years.

On November 1, 2021, the Company entered into an IP Purchase and License Agreement with Maguire & Associates LLC to provide for the marketing of products and services into the European Community based on the inventions of the IP/License Rights to develop and commercialize for the sole benefit BrewBilt Brewing. The agreement is for a period of five years. Pursuant to the agreement, the Company will issue 18,622 Series A shares valued at $5,000,000.

Employee and Director Agreements

On January 1, 2021, the Company dismissed Richard Hylen as CEO, and appointed him as the Chairman and Secretary of the company, and the President of Satel Group Inc., a wholly owned subsidiary of the company, and pursuant with the Employment Agreement and Director Agreement dated January 1, 2021. These Agreements replaced all previous agreements. Mr. Hylen will receive an annual salary of $200,000 to be paid in equal monthly installments. Amounts unpaid will accrue annual interest of 6% and may be converted to Convertible Preferred Series A stock of the company in value of $268.50 per share and under the conversion guidelines of the Certificate of designation for Convertible Preferred Series A stock. Pursuant to the agreement, the company issued 500 Preferred Series B shares. Said shares are control shares and have voting rights only. As Director the undersigned is hereby granted $25,000 of Convertible Preferred Series A shares of the company. On January 20, 2021, the Company issued 93 shares, valued at $25,000.

On January 1, 2021, the Company appointed Jef Lewis as a Director and the Chief Executive Officer, President and Treasurer of the company and pursuant with the Employment Agreement and Director Agreement dated January 1, 2021. These Agreements will replace all previous agreements. The employee will receive an annual salary of $200,000 to be paid in equal monthly installments. Amounts unpaid will accrue annual interest of 6% and may be converted to Convertible Preferred Series A stock of the company in value of $268.50 per share and under the conversion guidelines of the Certificate of designation for Convertible Preferred Series A stock. Pursuant to the agreement, the company issued 500 Preferred Series B shares on January 20, 2021. Said shares are control shares and have voting rights only. As Director the undersigned is hereby granted $25,000 of Convertible Preferred Series A shares. On January 20, 2021, the Company issued 93 shares of Convertible Series A stock valued at $25,000.

On January 1, 2021, the Company appointed Samuel Berry as a Director and the Chief Operations Officer of the company and pursuant with the Employment Agreement and Director Agreement dated January 1, 2021. These Agreements will replace all previous agreements. The employee will receive an annual salary of $100,000 to be paid in equal monthly installments. Amounts unpaid will accrue annual interest of 6% and may be converted to Convertible Preferred Series A stock of the company in value of $268.50 per share and under the conversion guidelines of the Certificate of designation for Convertible Preferred Series A stock. The company issued to the employee $50,000 of Preferred Series A shares at a value of $268.50 per share. As Director the undersigned is hereby granted $25,000 of Preferred Series A shares of the company, pursuant with the Certificate of Designation for conversion rights of said shares. On January 20, 2021, the Company issued 279 shares of Convertible Preferred Series A shares, pursuant to these agreements.

On March 1, 2021, the Company appointed Bennett Buchanan as a Director and of the company and pursuant with the Employment Agreement and Director Agreement dated March 3, 2021. Pursuant to the Employment Agreement, Mr. Buchanan will be employed on at-will basis and receive an annual salary of $100,000 payable in monthly installments, with unpaid amounts accruing interest at the rate of 6% per annum. Unpaid salary may be converted by Mr. Buchanan into shares of Convertible Series A Preferred Stock of the Company. On March 4, 2021, the Company issued 93 shares of Convertible Series A Preferred Stock, valued at $25,000, pursuant to the Employment Agreement.

On April 1, 2021, the company renewed an Employee Agreement with Mike Schatz. The employee will receive an annual salary of $125,000 to be paid in equal monthly installments. Any unpaid amounts will accrue annual interest of 6% and may be converted to common stock of the company at fair market value on the date of conversion.

Lease

On July 18, 2021, BrewBilt Brewing terminated its commercial lease with Lave Systems and entered into a new lease agreement with the Jon and Andrea Straatemeir Trust. On August 1, 2021, the company entered into a commercial lease for approximately 6,547 square feet of space, located in the Wolf Creek Industrial Building at 110 Spring Hill Dr, Grass Valley, CA 95945. The lease has a term of five years, from August 1, 2021 through July 31, 2026, with a monthly rent of $4,000.

Legal Matters

As of the date of this filing, the Company knows of no material, existing or pending legal proceedings against our company, nor are we involved as a plaintiff in any material proceeding or pending litigation. There are no proceedings in which our director, officer, or any affiliates, or any registered or beneficial shareholder, is an adverse party or has a material interest adverse to our interest.